Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Tandem Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Tandem Fund
Average Annual Return, Percent	3.65%	5.93%	8.09%
Tandem Fund | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	15.73%